++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++
+A registration statement for Pacific Select Fund relating to shares of the I- + +Net Tollkeeper Portfolio have been filed with the Securities and Exchange +
+Commission, but has not yet become effective. The information in the          +
+prospectuses is not complete and may be changed. Interests in the new         +
+Investment Option and shares of the I-Net Tollkeeper Portfolio may not be + +sold until the Fund's registration statement is effective. This supplement +
+and preliminary prospectus are not an offer to sell interests in the          +
+Investment Option or shares of the I-Net Tollkeeper Portfolio and do not + +solicit an offer to buy interests or shares in any state where the offer or +
+sale is not permitted.                                                        +
+                                                                              +
++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++

                Supplement to Prospectuses Dated May 1, 1999 for
                Pacific Portfolios, a variable annuity contract
                    issued by Pacific Life Insurance Company

                     Date of Supplement: February 29, 2000

This supplement changes the Prospectuses to reflect the following:

                      ---------------------------------------------------------
A new Variable         The new Investment Option will invest in a new
Investment Option      Portfolio of the Pacific Select Fund called the I-Net
will be available      Tollkeeper Portfolio. Below is information summarizing
May 1, 2000            the new Portfolio:


 . I-Net Tollkeeper

                   ---------------------------------------------------------------------------------

                                                                            Primary Investments
                   Portfolio Manager                Objective           (under normal circumstances)
                   ---------------------------------------------------------------------------------
                   Pacific Life Insurance  Long-term growth of capital.   Equity securities of
                   Company, the adviser,                                  companies which use,
                   and the Fund have                                      support, or relate
                   retained Goldman Sachs                                 directly or indirectly
                   Asset Management as                                    to use of the Internet.
                   portfolio manager                                      Such companies include
                                                                          those in the media,
                                                                          telecommunications, and
                                                                          technology sectors.
                   ---------------------------------------------------------------------------------


                       This chart is only a summary. For more complete information on the Portfolio, including a discussion of the Portfolio's investment techniques and the risks associated with its investments, see the accompanying Fund Preliminary Prospectus. You should read the prospectus carefully.

                      ---------------------------------------------------------
An overview of         The following is added to the chart under Fees and
Pacific Portfolios     Expenses Paid by the Pacific Select Fund:
is amended

                   --------------------------------------------------------------
                   Portfolio          Advisory Fee Other Expenses Total Expenses+
                   --------------------------------------------------------------
                   I-Net Tollkeeper*     1.50%         0.15%           1.65%

                       * Expenses are estimated. There were no actual advisory
                         fees or other expenses for this Portfolio in 1999 because the Portfolio has not yet started. See page 7 of the Prospectus for information about expense caps through December 31, 2000 for this Portfolio.

                       + The Fund has implemented a brokerage enhancement
                         12b-1 plan, under which brokerage transactions may be placed with broker-dealers in return for credits that may be used to help promote distribution of Fund shares. There are no fees or charges to any Portfolio under this plan, although the Fund's Distributor may defray expenses which it would otherwise incur for distribution. If you assume the credits are a direct Fund expense, the expense would have no effect on Other Expenses shown above.

                      ---------------------------------------------------------
                       The following is added to Examples:

                       The following table shows the expenses you would pay on each $1,000 you invested if, at the end of each period, you: annuitized your Contract, surrendered your Contract and withdrew the Contract Value, or did not annuitize or surrender, but left the money in your Contract.

                       These examples assume the following:

                       . the Contract Value starts at $45,000

                       . the Investment Options have an annual return of 5%

                       . the Annual Fee is deducted even when the Contract
                         Value goes over $50,000 and a waiver would normally apply.

                       without EGMDBR and GIA Rider reflects the expenses you would pay if you did not buy the optional Enhanced Guaranteed Minimum Death Benefit Rider ("EGMDBR") and the Guaranteed Income Advantage ("GIA") Rider.

                       with EGMDBR reflects the expenses you would pay if you bought the optional Enhanced Guaranteed Minimum Death Benefit Rider, but not the GIA Rider. These expenses depend on the age of the youngest Annuitant on the Contract Date.

                       with GIA Rider reflects the expenses you would pay if you bought the optional Guaranteed Income Advantage Rider, but not the Enhanced Guaranteed Minimum Death Benefit Rider.

                       with EGMDBR and GIA Rider reflects the expenses you would pay if you bought the optional Enhanced Guaranteed Minimum Death Benefit Rider and the Guaranteed Income Advantage Rider.

                       The examples do not show past or future expenses. Your actual expenses in any year may be more or less than those shown here.

                   --------------------------------------------------------------------------------------
                                                                                     Expenses if you did
                                                                                     not annuitize or
                                           Expenses if you      Expenses if you      surrender, but left
                                           annuitized           surrendered          the money in your
                                           your Contract ($)    your Contract ($)    Contract ($)
                   --------------------------------------------------------------------------------------
                   Variable Account        1 yr 3 yr 5 yr 10 yr 1 yr 3 yr 5 yr 10 yr 1 yr 3 yr 5 yr 10 yr
                   --------------------------------------------------------------------------------------
                   I-Net Tollkeeper
                   without EGMDBR and GIA
                   Rider                    95   97  164  343    95  151  191  343   32    97  164  343
                   with EGMDBR: age 0-65    96  100  169  353    96  154  196  353   33   100  169  353
                   with EGMDBR: age 66-75   98  106  179  371    98  160  206  371   35   106  179  371
                   with GIA Rider           98  106  179  371    98  160  206  371   35   106  179  371
                   with EGMDBR and GIA
                   Rider:
                   age 60-65                99  109  184  380    99  163  211  380   36   109  184  380
                   with EGMDBR and GIA
                   Rider:
                   age 66-75               101  115  193  398   101  169  220  398   38   115  193  398
                   --------------------------------------------------------------------------------------

                      ---------------------------------------------------------
Choosing Your          This information is added to the discussion in the
Investment Options     prospectus on Choosing your Investment Options.
is amended

                       You may instruct us to allocate all or part of your Purchase Payments to the I-Net Tollkeeper Investment Option on or after May 1, 2000. You may not allocate your Purchase Payments to this Investment Option prior to May 1, 2000, when the Option first becomes available.

                      ---------------------------------------------------------
Transfers is           This information is added to the discussion in the
amended                prospectus on Transfers.

                       You may instruct us to transfer Accumulated Value to a Variable Investment Option and specify a future date on which the Accumulated Value is to be transferred. This instruction may cover any Variable Investment Option currently available under your contract and the I-Net Tollkeeper Investment Option. For the I-Net Tollkeeper Investment Option, you may not specify a date prior to May 1, 2000, when the Option first becomes available. If you specify May 1, 2000 for the I-Net Tollkeeper Investment Option, and we receive the instructions prior to that date, the requested amount will be transferred effective as of the close of business on May 1, 2000. You may revoke your transfer instructions at any time before we transfer Accumulated Value by providing us with a revocation in proper form, which we must receive not later than 4:00 p.m. Eastern time on the last Business Day before the date you have specified for a transfer. While highly remote, there is a possibility that the I-Net Tollkeeper Investment Option will not become effective on May 1, 2000, in which case we would not effect the transfer to this Option, and your Accumulated Value would remain in the Investment Option from which you requested it be transferred until the day the I-Net Tollkeeper becomes effective, if ever, unless you instruct us otherwise.

                      ---------------------------------------------------------
Choosing Your          This information is added to the discussion in the
Annuity Option is      prospectus on Choosing Your Annuity Option.
amended

                       If you select a variable annuity, after the Annuity Date the I-Net Tollkeeper is available as a Variable Investment Option effective May 1, 2000.